SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Minimum | Computer and Software
Property, equipment and leasehold improvements useful life	3 years
Maximum | Computer and Software
Property, equipment and leasehold improvements useful life	5 years
Buildings
Property, equipment and leasehold improvements useful life	32 years
Vehicles
Property, equipment and leasehold improvements useful life	5 years
Furniture and Equipment | Minimum
Property, equipment and leasehold improvements useful life	3 years
Furniture and Equipment | Maximum
Property, equipment and leasehold improvements useful life	8 years